EQ Advisors TrustSM

Prospectus dated May 1, 2012, as revised August 29, 2012

This Prospectus describes two (2) Portfolios* offered by EQ Advisors Trust (the “Trust”) and the Class IB and Class K shares offered by the Trust on behalf of the Portfolios. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

AXA All Asset Allocation Series Portfolios

All Asset Moderate Growth - Alt 15 Portfolio

All Asset Aggressive - Alt 25 Portfolio

*	Not all of these Portfolios may be available as an investment in your variable life or annuity product or under your retirement plan. In addition, certain of these Portfolios may be available only as underlying investment portfolios of certain other portfolios of EQ Advisors Trust and may not be available directly as an investment plan under your variable life or annuity product or retirement plan. Please consult your product prospectus or retirement plan documents to see which Portfolios are available under your contract or plan.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Allocation

(402668)

EQ Advisors Trust

2	Table of Contents	EQ Advisors Trust

All Asset Moderate Growth – Alt 15 Portfolio – Class IB and K Shares

Investment Objective: Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
All Asset Moderate Growth — Alt 15 Portfolio	Class IB Shares	Class K Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	None
Other Expenses†	0.41%	0.41%
Acquired Fund Fees and Expenses†	0.76%	0.76%
Total Annual Portfolio Operating Expenses†	1.52%	1.27%
Fee Waiver and/or Expense Reimbursements††	–0.41%	–0.41%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement†	1.11%	0.86%
†	Based on estimated amounts for the current fiscal year.
††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC (“FMG LLC”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.35% for Class IB shares and 0.10% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class IB Shares	$113	$440
Class K Shares	$88	$362

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: The Portfolio pursues its investment objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”). The Manager, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity, fixed income investments or alternative investments (referred to herein as “asset classes”) as represented by the holdings of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 45% of its assets in equity investments, 40% in fixed income investments and 15% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs. Alternative investments may include, for example, exchange-traded funds (“ETFs”) that invest in commodities and other instruments that derive their value from natural resources, the EQ/Natural Resources PLUS Portfolio, the EQ/Real Estate PLUS Portfolio and other instruments that derive their value from real estate and the EQ/GAMCO Mergers and Acquisitions Portfolio. This asset allocation target may be changed by the Manager and the Trust’s Board of Trustees without shareholder approval.

Subject to the asset allocation target set forth above, the Manager also has established target investment percentages for each asset category in which the Portfolio invests. As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class (e.g., large cap equity securities, small/mid cap equity securities, international/emerging markets securities, REITs, investment grade bonds and high yield bonds (also known as “junk bonds”)). Each target investment percentage is an approximate percentage of the Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios or Underlying ETFs whose individual holdings fall within such asset category. Under the Portfolio’s current target investment percentages, it generally will invest its assets in a combination of Underlying Portfolios or Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the table

EQ Advisors Trust	About the Investment Portfolios	3

All Asset Moderate Growth – Alt 15 Portfolio – Class IB and K Shares (continued)

below. The Manager may change these targets from time to time. Actual allocations can deviate from the amounts shown below by up to 15% for each asset class and asset category. The REITS, investment grade and high yield bond categories may include both U.S. and foreign issuers.

Asset Class
Range of Equity	45%
Large Cap Equity Securities	15%
Small/Mid Cap Equity Securities	15%
International/Emerging Markets Securities	15%
Range of Alternative Investments	15%
REITS	5%
Other Alternatives	10%
Range of Fixed Income	40%
Investment Grade Bonds	36%
High Yield Bonds	4%

The Manager selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. The Manager may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, appropriate for the Portfolio’s investment objective. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

•

Affiliated Portfolio Risk. In managing a Portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Commodity Price Volatility Risk. Because the value of the shares of an Underlying ETF that is based on a particular commodity depends on the price of that commodity, the value of those shares is subject to fluctuations similar to those affecting the commodity.

•

Credit Risk. The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

•

Equity Risk. In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

•

Exchange Traded Funds Risk. When a Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETF, in addition to the advisory and other fees paid directly by the Portfolio. A Portfolio’s investment in an ETF involves other considerations. For example, shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. Also, even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETF’s net asset value. In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. There is also the risk that an ETF’s performance may not match that of the relevant index. In addition, it is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the ETF could be substantially and adversely affected.

•

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk. Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are

4	About the Investment Portfolios	EQ Advisors Trust

subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Interest Rate Risk. The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates than a Portfolio with a shorter average duration.

•

Investment Grade Securities Risk. Debt securities are rated by national bond ratings agencies. Securities rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Junk Bonds or Lower Rated Securities Risk. Bonds rated below investment grade (i.e., BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•

Large-Cap Company Risk. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk. A Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•

Real Estate Investing Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills, and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

•

Risks of Investing in Underlying Portfolios. A Portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by the Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that

EQ Advisors Trust	About the Investment Portfolios	5

All Asset Moderate Growth – Alt 15 Portfolio – Class IB and K Shares (continued)

invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

Risk/Return Bar Chart and Table

The Portfolio commenced operations on August 29, 2012. Performance information will be available in the Prospectus after the Portfolio has been in operation for one full calendar year.

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Senior Vice President of FMG LLC	August 2012
Alwi Chan, CFA®	Vice President of FMG LLC	August 2012
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	August 2012

PURCHASE AND REDEMPTION OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan (“AXA Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans, and to other investors eligible under applicable tax regulations. Class K shares of the Portfolio are sold only to other Portfolios of the Trust, Portfolios of AXA Premier VIP Trust and certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and certain other investors eligible under applicable tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts, retirement plans and other eligible investments. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

6	About the Investment Portfolios	EQ Advisors Trust

All Asset Aggressive – Alt 25 Portfolio – Class IB and K Shares

Investment Objective: Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
All Asset Aggressive — Alt 25 Portfolio	Class IB Shares	Class K Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	None
Other Expenses†	0.41%	0.41%
Acquired Fund Fees and Expenses†	0.79%	0.79%
Total Annual Portfolio Operating Expenses†	1.55%	1.30%
Fee Waiver and/or Expense Reimbursements††	–0.41%	–0.41%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement†	1.14%	0.89%
†	Based on estimated amounts for the current fiscal year.
††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC (“FMG LLC”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.35% for Class IB shares and 0.10% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class IB Shares	$116	$449
Class K Shares	$91	$372

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: The Portfolio pursues its investment objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”). The Manager, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity, fixed income investments or alternative investments (referred to herein as “asset classes”) as represented by the holdings of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 65% of its assets in equity investments, 10% in fixed income investments and 25% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs. Alternative investments may include, for example, exchange-traded funds (“ETFs”) that invest in commodities and other instruments that derive their value from natural resources, the EQ/Natural Resources PLUS Portfolio, the EQ/Real Estate PLUS Portfolio and other instruments that derive their value from real estate and the EQ/GAMCO Mergers and Acquisitions Portfolio. This asset allocation target may be changed by the Manager and the Trust’s Board of Trustees without shareholder approval.

Subject to the asset allocation target set forth above, the Manager also has established target investment percentages for each asset category in which the Portfolio invests. As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class (e.g., large cap equity securities, small/mid cap equity securities, international/emerging markets securities, REITs, investment grade bonds and high yield bonds (also known as “junk bonds”)). Each target investment percentage is an approximate percentage of the Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios or Underlying ETFs whose individual holdings fall within such asset category. Under the Portfolio’s current target investment percentages, it generally will invest its assets in a combination of Underlying Portfolios or Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the table below. The Manager may change these targets from time to time.

EQ Advisors Trust	About the Investment Portfolios	7

All Asset Aggressive – Alt 25 Portfolio – Class IB and K Shares (continued)

Actual allocations can deviate from the amounts shown below by up to 15% for each asset class and asset category. The REITS, investment grade and high yield bond categories may include both U.S. and foreign issuers.

Asset Class
Range of Equity	65%
Large Cap Equity Securities	25%
Small/Mid Cap Equity Securities	20%
International/Emerging Markets Securities	20%
Range of Alternative Investments	25%
REITS	5%
Other Alternatives	20%
Range of Fixed Income	10%
Investment Grade Bonds	9%
High Yield Bonds	1%

The Manager selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. The Manager may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, appropriate for the Portfolio’s investment objective. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

•

Affiliated Portfolio Risk. In managing a Portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Equity Risk. In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

•

Commodity Price Volatility Risk. Because the value of the shares of an Underlying ETF that is based on a particular commodity depends on the price of that commodity, the value of those shares is subject to fluctuations similar to those affecting the commodity.

•

Credit Risk. The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

•

Exchange Traded Funds Risk. When a Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETF, in addition to the advisory and other fees paid directly by the Portfolio. A Portfolio’s investment in an ETF involves other considerations. For example, shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. Also, even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETF’s net asset value. In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. There is also the risk that an ETF’s performance may not match that of the relevant index. In addition, it is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the ETF could be substantially and adversely affected.

•

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk. Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may

8	About the Investment Portfolios	EQ Advisors Trust

fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Interest Rate Risk. The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates than a Portfolio with a shorter average duration.

•

Investment Grade Securities Risk. Debt securities are rated by national bond ratings agencies. Securities rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (Moody’s”) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Junk Bonds or Lower Rated Securities Risk. Bonds rated below investment grade (i.e., BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•

Large-Cap Company Risk. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk. A Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•

Real Estate Investing Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills, and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

•

Risks of Investing in Underlying Portfolios. A Portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by the Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the

EQ Advisors Trust	About the Investment Portfolios	9

All Asset Aggressive – Alt 25 Portfolio – Class IB and K Shares (continued)

risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

Risk/Return Bar Chart and Table

The Portfolio commenced operations on August 29, 2012. Performance information will be available in the Prospectus after the Portfolio has been in operation for one full calendar year.

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Senior Vice President of FMG LLC	August 2012
Alwi Chan, CFA®	Vice President of FMG LLC	August 2012
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	August 2012

PURCHASE AND REDEMPTION OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan (“AXA Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans, and to other investors eligible under applicable tax regulations. Class K shares of the Portfolio are sold only to other Portfolios of the Trust, Portfolios of AXA Premier VIP Trust and certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and certain other investors eligible under applicable tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts, retirement plans and other eligible investments. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

10	About the Investment Portfolios	EQ Advisors Trust

2. More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs

Investment Strategies

Changes in Investment Objectives and Principal Investment Strategies

As described in this Prospectus, each Portfolio has its own investment objective, policies and strategies. There is no assurance that a Portfolio will achieve its investment objective. The investment objective of each Portfolio may be changed without shareholder approval. All investment policies and strategies that are not specifically designated as fundamental may be changed without prior notice. In addition, to the extent that a Portfolio is new or is undergoing a transition (such as a rebalancing) or takes a temporary defensive position, it may not be pursuing its investment objective or executing its principal investment strategies.

Underlying Portfolios and Underlying ETFs

Each Portfolio invests primarily in Underlying Portfolios and Underlying ETFs. Accordingly, each Portfolio’s performance depends upon a favorable allocation by the Manager among the Underlying Portfolios and Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance. The Underlying Portfolios are other mutual funds that are managed by the Manager and sub-advised by one or more investment sub-advisers, which may include affiliates of the Manager. ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or Morgan Stanley Capital International (“MSCI”)) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF generally holds the same stocks, bonds or other instruments as the index it tracks (or it may hold a representative sample of such instruments). Accordingly, each Underlying ETF is designed so that its performance will correspond closely with that of the index it tracks.

Generally, a portfolio’s investments in other investment companies are subject to statutory limitations in the Investment Company Act of 1940, as amended (“1940 Act”), including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which a Portfolio relies to invest in other investment companies in excess of these limits, subject to certain conditions. In addition, many ETFs have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) to permit unaffiliated funds (such as the Portfolios) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. The Portfolios rely on these exemptive orders in investing in ETFs.

The following is a list of the Underlying Portfolios and Underlying ETFs, in which the Portfolios currently may invest, generally divided by asset category, based on each Underlying Portfolio’s and Underlying ETF’s primary holdings. The list of Underlying Portfolios and Underlying ETFs may change from time to time at the discretion of the Manager without notice or shareholder approval. A Portfolio will not necessarily invest in every Underlying Portfolio or Underlying ETF at one time. Additional information regarding the Underlying Portfolios is included in the prospectuses for those portfolios dated May 1, 2012, as supplemented from time to time. The Portfolios will purchase Class K shares of the Underlying Portfolios, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees. The Underlying Portfolios in which the AXA All Asset Allocation Series Portfolios may invest may be changed from time to time without notice or shareholder approval. Additional information regarding the Underlying ETFs is included in their current prospectus.

Large Cap Equities

EQ/BlackRock Basic Value Equity

EQ/Boston Advisors Equity Income

EQ/Capital Guardian Research

EQ/Common Stock Index

EQ/Davis New York Venture

EQ/Equity 500 Index

EQ/Equity Growth PLUS

EQ/JPMorgan Value Opportunities

EQ/Large Cap Core PLUS

EQ/Large Cap Growth Index

EQ/Large Cap Growth PLUS

EQ/Large Cap Value Index

EQ/Large Cap Value PLUS

EQ/Lord Abbett Large Cap Core

EQ/Montag & Caldwell Growth

EQ/Mutual Large Cap Equity

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

EQ/Van Kampen Comstock

EQ/Wells Fargo Omega Growth

Multimanager Aggressive Equity

Multimanager Large Cap Core Equity

Multimanager Large Cap Value

SPDR® S&P 500 ETF

Vanguard High Dividend Yield ETF

Vanguard Total Stock Market ETF

EQ Advisors Trust	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	11

Small/Mid Cap Equities

EQ/AllianceBernstein Small Cap Growth

EQ/AXA Franklin Small Cap Value Core

EQ/GAMCO Small Company Value

EQ/Mid Cap Index

EQ/Mid Cap Value PLUS

EQ/Morgan Stanley Mid Cap Growth

EQ/Small Company Index

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

Multimanager Small Cap Growth

Multimanager Small Cap Value

International/Emerging Markets Securities

EQ/Emerging Markets Equity PLUS

EQ/International Equity Index

EQ/International Small Cap PLUS

EQ/Global Multi-Sector Equity

EQ/International Core PLUS

EQ/International ETF

EQ/International Value PLUS

EQ/MFS International Growth

EQ/Oppenheimer Global

EQ/Templeton Global Equity

iShares® FTSE/Xinhua China 25 Index Fund

iShares® MSCI Emerging Markets Index Fund

iShares® MSCI EAFE Small Cap Index Fund

iShares® S&P Latin America 40 Index Fund

Multimanager International Equity

SPDR® S&P® Emerging Europe ETF

SPDR® S&P ® Emerging Asia Pacific ETF

SPDR® S&P® Emerging Markets Small Cap ETF

SPDR® S&P ® International Mid Cap ETF

Vanguard Emerging Markets ETF

Vanguard MSCI EAFE ETF

Vanguard FTSE All-World ex-U.S. ETF

Vanguard FTSE All-World ex-U.S. Small Cap ETF

Vanguard Total World Stock ETF

High Yield Bond

EQ/High Yield Bond

SPDR® Barclays Capital High Yield Bond ETF

Alternative Investments

Consumer Discretionary Select SPDR Fund

Consumer Staples Select SPDR Fund

Energy Select Sector SPDR Fund

EQ/GAMCO Mergers and Acquisitions

Financial Select Sector SPDR Fund

Health Care Select Sector SPDR Fund

Industrial Select Sector SPDR Fund

iShares® Gold Trust

iShares® Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

iShares® Dow Jones U.S. Utilities Sector Index Fund

iShares® S&P Global Clean Energy Index Fund

iShares® S&P Global Energy Sector Index Fund

iShares® S&P Global Infrastructure Index Fund

iShares® S&P Global Nuclear Energy Index Fund

iShares® S&P Global Timber and Forestry Index Fund

iShares® S&P North American Natural Resources Sector Index Fund

iShares® Silver Trust

Materials Select Sector SPDR Fund

EQ/Natural Resources PLUS

EQ/Real Estate PLUS

SPDR® Metals and Mining ETF

Technology Select Sector SPDR Fund

Utilities Select Sector SPDR Fund

Domestic Real Estate Investment Trusts (“REITs”)

iShares® Cohen & Steers Realty Majors Index Fund

Vanguard REIT ETF

Global REITs

iShares® S&P Developed ex-U.S. Property Index Fund

SPDR® DJ Wilshire Global Real Estate ETF

SPDR® DJ Wilshire International Real Estate ETF

Investment Grade Bond

EQ/AllianceBernstein Short-Term Bond

EQ/AllianceBernstein Short-Term Government Bond

EQ/Core Bond Index

EQ/Global Bond PLUS

EQ/Intermediate Government Bond

EQ/Money Market

EQ/PIMCO Real Return

EQ/PIMCO UltraShort Bond

EQ/Quality Bond PLUS

iShares® Barclays Aggregate Bond Fund

iShares® Barclays TIPS Bond Fund

iShares® JPMorgan USD Emerging Markets Bond Fund

iBoxx Investment Grade Corporate Bond Fund

Multimanager Core Bond

SPDR® Barclays Capital International Treasury Bond Fund

SPDR® DB International Government Inflation-Protected Bond Fund

Vanguard Total Bond Market ETF

Multi-Sector Bond

Barclays Capital Convertible Bond ETF

Multimanager Multi-Sector Bond

You should note that the Underlying Portfolios may already be available directly as an investment option in your Contract and that an investor in

12	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

a Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of in the Portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by the Manager.

Asset Allocation Strategy

The Manager determines the asset allocation target for the asset classes, the target investment percentages for each asset category and each Underlying Portfolio and Underlying ETF in which a Portfolio invests using a proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories, Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets. The Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to fees directly associated with each Portfolio, you will also indirectly bear the fees of the Underlying Portfolios and Underlying ETFs, which, with respect to the Underlying Portfolios, include management and administration fees paid to the Manager, and in certain instances, advisory fees paid by the Manager to its affiliates.

Each Portfolio may deviate from its asset allocation target and target investment percentages as a result of appreciation or depreciation of the equity securities holdings, alternative investment holdings, or fixed income securities holdings of the Underlying Portfolios or Underlying ETFs in which it invests. Each Portfolio has adopted certain policies to reduce the likelihood of such an occurrence. First, the Manager will rebalance each Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its target allocations. Second, the Manager will not allocate any new investment dollars to any Underlying Portfolio or Underlying ETF that holds securities of a particular asset class or category whose maximum percentage has been exceeded. Third, the Manager will allocate new investment dollars on a priority basis to Underlying Portfolios or Underlying ETFs that hold securities of a particular asset class or category whose minimum percentage has not been achieved.

Additional Strategies

The following provides additional information regarding the principal investment strategies of the Portfolios as discussed in “About the Investment Portfolios — Principal Investment Strategy” and provides information regarding additional investment strategies that the Portfolios may employ. The Portfolios also may make other types of investments to the extent permitted by applicable law. For further information about investment strategies, please see the Portfolios’ Statement of Additional Information (“SAI”).

Securities of Other Investment Companies. The Portfolios invest in Underlying Portfolios and Underlying ETFs. The Underlying Portfolios are managed by the Manager and sub-advised by one or more sub-advisers, which may include affiliates of the Manager. Each Portfolio has an asset allocation target (an approximate percentage of the Portfolio’s assets allocated between equity, fixed income and alternative investments as represented by the individual holdings of the Underlying Portfolios and Underlying ETFs) and target investment percentages (an approximate percentage of the Portfolio’s assets invested in a particular asset category — large cap equity securities, small/mid-cap equity securities, international/emerging markets securities, domestic REITs, investment grade bonds and high yield bonds — as represented by the individual holdings of the Underlying Portfolios and Underlying ETFs).

U.S. Government Securities. The Portfolios may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

On August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. to “AA+” from “AAA.” In reaching its decision, S&P cited the delay by the U.S. government in raising the U.S. debt ceiling and the related fiscal policy debate. The downgrade of the U.S. long-term sovereign credit rating by S&P has raised concerns about the potential impact of the downgrade and further credit rating downgrades. While the ramifications of the downgrade on U.S. government securities are uncertain, it could adversely affect the liquidity of U.S. government securities held by a Portfolio. In addition, the downgrade could lead to increased interest rates and volatility in the short-term.

Cash and Short-Term Investments. The Portfolios may hold cash or invest in short-term paper and other short-term investments (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Manager. Short-term paper generally includes any note, draft bill of exchange or banker’s acceptance payable on demand or having a maturity at the time of issuance that does not exceed nine months or any renewal thereof payable on demand or having a maturity that is likewise limited.

Each Portfolio also may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest its uninvested cash in money market funds, including money market funds managed by the Manager. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other

EQ Advisors Trust	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	13

investment companies, as discussed above in “Investment Strategies — Underlying Portfolios and Underlying ETFs.”

Portfolio Turnover. The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their investment objectives. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Temporary Defensive Investments. For temporary defensive purposes, each Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent a Portfolio is invested in these instruments, the Portfolio will not be pursuing its principal investment strategies and may not achieve its investment goal. In addition, each Portfolio may deviate from its asset allocation target and target investment percentages for defensive purposes.

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective, principal investment strategies and particular risk factors. Consequently, the Portfolio may be subject to different risks. Some of the risks of investing in the Portfolios are discussed below, including the principal risks of the Portfolios as discussed in “About the Investment Portfolio — The Principal Risks.” However, other factors may also affect a Portfolio’s investment results. There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose value.

Each Portfolio follows a distinct set of investment strategies. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in equity securities and other equity instruments, the performance of the portfolio will be subject to the risks of investing in equity securities and other equity instruments. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in fixed income securities and other fixed income instruments, the performance of the portfolio will be subject to the risks of investing in fixed income securities and other fixed income instruments, which may include high yield securities. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in alternative investments, the performance of the portfolio will be subject to the risks of investing in alternative investments.

The Underlying Portfolios and Underlying ETFs have principal investment strategies that come with inherent risks. Certain Underlying Portfolios and Underlying ETFs may emphasize different market sectors, such as foreign securities, small-cap equities and high yield fixed income securities. Some of the risks, including principal risks of investing in the Underlying Portfolios and Underlying ETFs are discussed below. More information about the Underlying Portfolios and Underlying ETFs is available in their respective prospectus.

General Risks of the Portfolio and the Underlying Portfolios and Underlying ETFs

Each Portfolio and each of the Underlying Portfolios and Underlying ETFs may be subject to certain general investment risks, as discussed below.

Adviser Selection Risk. The risk that the Manager’s process for selecting or replacing an investment sub-adviser (“Adviser”) and its decision to select or replace an Adviser does not produce the intended results.

Affiliated Portfolio Risk. In managing a Portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios. A Portfolio investing in Underlying Portfolios may from time to time own or control a significant percentage of an Underlying Portfolio’s shares. Accordingly, the Underlying Portfolios are subject to the potential for large-scale inflows and outflows from the Underlying Portfolio as a result of purchases and redemptions by a Portfolio advised by the Manager that invests in that Underlying Portfolio. These inflows and outflows may be frequent and could increase the Underlying Portfolio’s expense ratio and transaction costs and negatively affect the Underlying Portfolio’s performance and ability to meet shareholder redemption requests. These inflows and outflows may limit the ability of an Underlying Portfolio to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons, and could cause an Underlying Portfolio to purchase or sell securities when it would not normally do so, which would be particularly disadvantageous for an Underlying Portfolio if it needs to sell securities at a time of volatility in the markets, when values could be falling. Redemptions by these Portfolios of their shares of the Underlying Portfolio may further increase the risks described above with respect to the Underlying Portfolio and may impact the Underlying Portfolio’s net asset value. Consistent with its fiduciary duties, the Manager seeks to implement each Portfolio’s and each Underlying Portfolio’s investment program in a manner that is Consistent with its investment objective, policies and strategies.

Asset Class Risk. There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

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Cash Management Risk. Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, the Portfolio may be required to post collateral for the contract, the amount of which may vary. As such, the Portfolio may maintain cash balances, or foreign currency balances which may be significant, with counterparties such as the Trust’s custodian or its affiliates. The Portfolio is thus subject to counterparty risk and credit risk with respect to these arrangements.

Custom Benchmark Risk. Certain of the Portfolios’ benchmarks were created by the Manager to show how each Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolios will outperform these benchmarks.

Derivatives Risk. A derivative instrument is an investment contract the value of which is linked to (or is derived from), in whole or in part, the value of an underlying asset, reference, rate or index (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes. Derivatives include options, swaps, futures, options on futures, forward contracts and structured securities. Investing in derivatives involves investment techniques and risks different from those associated with ordinary mutual fund securities transactions and may involve increased transaction costs. The successful use of derivatives will usually depend on the Manager’s or an Adviser’s ability to accurately forecast movements in the market relating to the underlying reference asset, rate or index. If the Manager or an Adviser does not predict correctly the direction of securities prices, interest rates and other economic factors, a Portfolio’s derivatives position could lose value. A Portfolio’s investment in derivatives may rise or fall more rapidly than other investments and may reduce the Portfolio’s returns. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. Derivatives also may be subject to a number of risks such as leveraging risk, liquidity risk, interest rate risk, market risk, counterparty risk, credit risk and also involve the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by a Portfolio, especially in abnormal market conditions. The use of derivatives may increase the volatility of a Portfolio’s net asset value. Derivatives may be leveraged such that a small investment in derivative securities can have a significant impact on a Portfolio’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain. It may be difficult or impossible for a Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. In addition, the possible lack of a liquid secondary market for certain derivatives and the resulting inability of a Portfolio to sell or otherwise close a derivatives position and could expose the Portfolio to losses and could make such derivatives more difficult for the Portfolio to value accurately. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. A Portfolio also could suffer losses related to its derivatives positions as a result of undervalued market movements, which losses are potentially unlimited. A Portfolio also may be exposed to losses if the counterparty in the transaction does not fulfill its contractual obligation. In addition, over-the-counter derivatives often do not have liquidity beyond the counterparty to the transaction, and because they are not traded on exchanges, they do not offer the protections provided by exchanges in the event that the counterparty is unable to fulfill its contractual obligation. Over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives. When a derivative is used as a hedge against a position that a Portfolio holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that a Portfolio’s hedging transactions will be effective.

There have been numerous recent legislative initiatives to implement a new regulatory framework for the derivatives markets. Various rules have been proposed, but the impact and extent of the proposed rules is not certain and it is not known when such rules may be adopted. New rules may limit the availability of certain derivatives, may make the use of derivatives by portfolios more costly, and may otherwise adversely impact the performance and value of derivatives.

Exchange Traded Funds Risk. When a Portfolio invests in exchange-traded funds (“ETFs”), it will indirectly bear fees and expenses charged by the ETFs, in addition to advisory and other fees paid directly by the Portfolio. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a Portfolio invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs also may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio. Most ETFs are not actively managed. An ETF generally invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for such an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, such ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk

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that the investment strategy of the ETF manager may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges, and in over-the-counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the ETFs could be substantially and adversely affected. In addition, because ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty will default in the performance of its obligations; (f) if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains.

Index Strategy Risk. A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends to track the performance of an unmanaged index of securities, whereas actively managed portfolios typically seek to outperform a benchmark index. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Investment Style Risk. An Adviser may use a particular style or set of styles, for example, growth, value, momentum or quantitative investing styles, to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Portfolio’s share price.

Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. An Adviser using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such an Adviser also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price.

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. An Adviser using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Leveraging Risk. When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money. Leveraged holdings generally require corresponding holdings of cash and cash equivalents, which may impair the Portfolio’s ability to pursue its objectives.

Liquidity Risk. The risk that certain investments may be difficult or impossible for a Portfolio to purchase or sell at an advantageous time or

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price or in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio.

Market Risk. The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Multiple Adviser Risk. A Portfolio may have multiple Advisers, each of which is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser manages its allocated portion of the Portfolio independently from another Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Portfolio. In addition, while the Manager seeks to allocate a Portfolio’s assets among the Portfolio’s Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Advisers because the Manager pays different fees to the Advisers and due to other factors that could impact the Manager’s revenues and profits.

New Fund Risk. Certain Underlying Portfolios may be relatively new portfolios with limited operating history. Such Underlying Portfolios may not be successful in implementing their investment strategy or may not employ a successful investment strategy, and there can be no assurance that such Underlying Portfolios will grow to or maintain an economically viable size, which could result in an Underlying Portfolio being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Portfolio Management Risk. The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results. In addition, the Manager may be subject to potential conflicts of interest in connection with providing advice to a Portfolio with respect to the allocation of assets between passively and actively managed portions of a Portfolio and the development and implementation of the models used to manage a Portfolio to the extent that such advice may impact its obligations with respect to any death benefit, income benefit or other guarantees that it and its affiliates may provide through Contracts that offer the Portfolio as an investment option. Consistent with its fiduciary duties, the Manager seeks to implement each Portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the Portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

Portfolio Turnover Risk. High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including a Portfolio. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country might adversely impact issuers in a different country. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions also may be affected by policy changes made by governments or quasi-governmental organizations. These conditions could negatively impact the value of a Portfolio’s investments.

The situation in the financial markets has resulted in calls for increased regulation. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) has initiated a revision of the U.S. financial regulatory framework and covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; new rules for derivatives trading; and the registration and additional regulation of hedge and private equity fund managers. The regulators that have been charged with the responsibility for implementing the Dodd-Frank Act (e.g., the SEC and the CFTC) are reviewing generally and have proposed regulations or guidelines on the use of derivatives by market participants, including mutual funds. It is not clear whether final guidelines for such use will be published, or when these rules will become final. Instruments in which a Portfolio may invest, or the issuers of such instruments, may be negatively affected by the new legislation and regulation in ways that are unforeseeable. Most of the implementing regulations have not yet been finalized. Accordingly, the ultimate impact of the Dodd-Frank Act is not yet certain.

The U.S. federal government and certain foreign central banks have taken a variety of unprecedented actions to stimulate the economy and calm the financial markets. The ultimate effect of these efforts is not yet known. In the future, the U.S. federal government or other governments may take actions that affect the regulation of the instruments in which a Portfolio invests, the markets in which they trade, or the issuers of such instruments, in ways that are unforeseen. Changes in government policies may exacerbate the market’s difficulties and withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of a Portfolio’s investments and cause it to lose money.

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Repurchase Agreements Risk. A Portfolio may enter into repurchase agreements under which it purchases a security that a seller has agreed to repurchase from the Portfolio at a later date at the same price plus interest. If a seller defaults and the security declines in value, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the security at the desired time.

Risks of Investing in Underlying Portfolios. A Portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by those Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest, and the ability of the Portfolio to meet its investment objective will depend, to a significant degree, on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign investing and emerging markets securities risk and lower-rated securities risk. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

Securities Lending Risk. A Portfolio that lends securities is subject to the risk that the loaned securities will not be available to the Portfolio on a timely basis and, therefore, that the Portfolio may lose the opportunity to sell the securities at a desirable time and price. There is also the risk that the Portfolio will not receive (or will experience delays in receiving) additional collateral or the loaned securities when due, which could result in a loss to the Portfolio. If the borrower fails financially, it is also possible that the Portfolio could lose its right to the collateral it holds. In addition, the Portfolio bears the risk of a decline in the value of the collateral held by a Portfolio in connection with a securities loan.

Securities Selection Risk. The securities selected for a Portfolio may not perform as well as other securities that were not selected for a Portfolio. As a result, a Portfolio may underperform other funds with the same objective or in the same asset class.

Short Position Risk. A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A Portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because a Portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. A Portfolio’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Portfolio’s overall potential for loss. Market factors may prevent a Portfolio from closing out a short position at the most desirable time or at a favorable price.

Volatility Management Risk. The Manager from time to time employs various volatility management techniques, including the use of futures and options to manage equity exposure. The success of the Portfolio’s volatility management strategy will be subject to the Manager’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Manager to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the success of the Portfolio’s volatility management strategy also will be subject to the Manager’s ability to continually recalculate, readjust, and execute volatility management techniques (such as options and futures transactions) in an efficient manner. In addition, because market conditions change, sometimes rapidly and unpredictably, the success of the volatility management strategy will be subject to the Manager’s ability to execute the strategy in a timely manner. Moreover, volatility management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. For a variety of reasons, the Manager may not seek to establish a perfect correlation between the relevant market index and the metrics that the Manager uses to measure market volatility. In addition, it is not possible to manage volatility fully or perfectly. Any one or more of these factors may prevent the Portfolio from achieving the intended volatility management or could cause the Portfolio to underperform or experience losses.

Risks of Equity Investments

Each Portfolio may invest a portion of its assets in Underlying Portfolios or Underlying ETFs that emphasize investments in equity securities or other equity instruments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities or other equity instruments. The risks of investing in equity securities or other equity instruments may include:

Convertible Securities Risk. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may

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be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a Portfolio in convertible debt securities may not be subject to any ratings restrictions, although in such cases the Portfolio’s Adviser will consider such ratings, and any changes in such ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to interest rate risk and credit risk and are often lower-quality securities.

Equity Risk. In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

Financial Services Sector Risk. To the extent a Portfolio invests in the financial services sector, the value of the Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing in a diversified portfolio of securities.

Focused Portfolio Risk. A Portfolio that employs a strategy of investing in the securities of a limited number of companies, some of which may be in the same industry, including a Portfolio that is classified as “diversified”, may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value. Further, such a Portfolio may be more sensitive to events affecting a single industry. The use of a focused investment strategy may increase the volatility of a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a more broadly invested Portfolio.

Initial Public Offering (“IPO”) Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Portfolios to which IPO securities are allocated increases, the number of securities issued to any one Portfolio may decrease. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. There is no guarantee that as a Portfolio’s assets grow it will continue to experience substantially similar performance by investing in IPOs.

Large-Cap Company Risk. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap and Small-Cap Company Risk. A Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. Mid- and small-cap companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid- and small-cap company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in mid- and small-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Real Estate Investing Risk. Investing in real estate investment trusts (“REITs”) exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

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Special Situations Risk. A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. A Portfolio’s return also could be adversely impacted to the extent that an Adviser’s strategies fail to identify companies for investment by the Portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a Portfolio may lose money. In addition, if a transaction takes longer time to close than an Adviser originally anticipated, a Portfolio may realize a lower-than-expected rate of return.

Unseasoned Companies Risk. These are companies that have been in operation less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Risks of Fixed Income Investments

Each Portfolio may invest a portion of its assets in Underlying Portfolios or Underlying ETFs that invest primarily in debt securities or other debt instruments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds or other debt instruments. Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed and asset-backed securities, securities issued by the U.S. government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments and are limited as described in each Underlying Portfolio’s or Underlying ETF’s investment strategies. In addition to bonds, debt securities also include money market instruments.

The risks of investing in fixed income securities or other fixed income instruments may include:

Banking Industry Sector Risk. To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Convertible Securities. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a Portfolio in convertible debt securities may not be subject to any ratings restrictions, although in such cases the Portfolio’s Adviser will consider such ratings, and any changes in such ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to interest rate risk and credit risk and are often lower-quality securities.

Credit Risk. The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which may be reflected in their credit ratings. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default. U.S. government securities held by a Portfolio are supported by varying degrees of credit, and their value may fluctuate in response to political, market or economic developments. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a Portfolio owns do not extend to shares of the Portfolio themselves.

Distressed Companies Risk. Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Interest Rate Risk. The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average

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duration. During periods of falling interest rates, an issuer of a callable bond may “call” or repay a security before its stated maturity and a Portfolio may have to reinvest the proceeds at lower interest rates, resulting in a decline in Portfolio income.

Investment Grade Securities Risk. Debt securities generally are rated by national bond ratings agencies. Securities rated BBB or higher by S&P or Fitch or Baa or higher by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk. Bonds rated below investment grade (i.e., BB by S&P or Fitch or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. ”Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolio expenses can be spread and possibly reducing the Portfolio’s rate of return.

Loan Participation and Assignments Risk. A Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable as a co-lender.

Money Market Risk. Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of a money market portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the portfolio has purchased may reduce the portfolio’s yield and can cause the price of a money market security to decrease. In addition, a money market portfolio is subject to the risk that the value of an investment may be eroded over time by inflation.

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the principal on mortgage- and asset-backed securities held by a Portfolio may be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds these types of securities may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality and defaults by of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Portfolio. If a Portfolio purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same pool, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers’ credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard loan. As a result, the loans in the pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by loans underwritten in a more traditional manner. In addition, changes in the values of the assets underlying the loans (if any), as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. Moreover, instability in the markets for mortgage- and asset-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage- and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk. A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life.

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Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risks of Foreign Securities Investments

Each Portfolio may invest a varying portion of its assets in Underlying Portfolios and Underlying ETFs that invest primarily in foreign securities or other foreign instruments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risk and rewards of foreign securities or other foreign instruments.

The following is a more detailed description of the primary risks of investing in foreign securities:

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk. Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depository Receipts. Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk. Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose withholding or other taxes on foreign investments, or may nationalize or expropriate the assets of private countries. Therefore, a Portfolio may be limited in its ability to make direct or additional investments in an emerging markets country. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a Portfolio. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations and may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries.

European Economic Risk. The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact a Portfolio’s investments and cause it to lose money. Recently, the European financial markets have been negatively impacted by rising government debt levels; possible default on or restructuring of sovereign debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain; and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe have adversely affected the euro’s exchange rate and value and may continue to impact the economies of every European country.

Geographic Risk. The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time. In addition,

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certain markets are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

International Fair Value Pricing Risk. A Portfolio that invests in foreign securities is subject to the risk that its share price may be exposed to arbitrage attempts by investors seeking to capitalize on differences in the values of foreign securities trading on foreign exchanges that may close before the time the Portfolio’s net asset value is determined. If such arbitrage attempts are successful, the Portfolio’s net asset value might be diluted. A Portfolio’s use of fair value pricing in certain circumstances (by adjusting the closing market prices of foreign securities to reflect what the Board of Trustees believes to be their fair value) may help deter such arbitrage activities. The effect of such fair value pricing is that foreign securities may not be priced on the basis of quotations from the primary foreign securities market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgment and it is possible that fair value may differ materially from the value realized on a sale of a foreign security. It is also possible that use of fair value pricing will limit an investment adviser’s ability to implement a Portfolio’s investment strategy (e.g., reducing the volatility of the Portfolio’s share price) or achieve its investment objective.

Political/Economic Risk. Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk. Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Transaction Costs Risk. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Risks of Alternative Investments

Each Portfolio may invest in certain Underlying Portfolios and Underlying ETFs that invest in alternative investments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of alternative investments. The following is a more detailed description of the primary risks of investing in alternative investments. In addition to the risks specific to alternative investments, the Underlying Portfolios and Underlying ETFs that invest in alternative investments may be subject to the risks associated with equity, fixed income and foreign investments, certain of which are discussed earlier in this Prospectus. Certain risks discussed below also may apply to Underlying Portfolios and Underlying ETFs that do not invest in alternative investments. An Underlying Portfolio and Underlying ETF may be subject to certain additional risks as discussed in its prospectus.

Commodity Price Volatility Risk. Because the value of the shares of an Underlying ETF that is based on a particular commodity depends on the price of that commodity, the value of those shares is subject to fluctuations similar to those affecting the commodity.

Concentration Risk. If an Underlying Portfolio or Underlying ETF concentrates in a particular market, industry, group of industries, country, region, group of countries, asset class or sector, that Underlying Portfolio or Underlying ETF may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an Underlying Portfolio or Underlying ETF that concentrates in a single market, industry, group of industries, country, region, group of countries, asset class or sector may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Energy Sector Risk. The energy sector is cyclical and highly dependent on commodities prices, and the market values of companies in the energy sector are strongly affected by the levels and volatility of global energy prices, capital expenditures on exploration and production, energy conservation efforts, exchange rates and technological advances. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism and natural disasters. Any such event could have serious consequences for the general population of the area affected and result in

EQ Advisors Trust	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	23

a material adverse impact to the Underlying ETF’s portfolio companies and the performance of the Underlying ETF.

Increases in Hedging Activity Risk. An increase in hedging activity by producers of a commodity could cause a decline in world prices of that commodity, negatively impacting the price of a fund investing in that commodity.

Natural Resources Sector Risk. The profitability of companies in the natural resources sector can be affected by worldwide energy prices, limits on exploration and production spending. Companies in the natural resources sector are affected by government regulation, world events and economic conditions. Companies in the natural resources sectors also could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls and increased competition. In addition, companies in the natural resources sector may be adversely affected by depletion of resources, technological developments and labor relations.

Oil and Gas Sector Risk. The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration, and production spending. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes. Companies in the oil and gas sector may be at risk for environmental damage claims. Companies in the oil and gas sector may be adversely affected by changes in exchange rates, interest rates, economic conditions, government regulation or world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest.) Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Sales by the Official Sector Risk. A significant portion of the aggregate world gold holdings is owned by governments, central banks and related institutions. If one or more of these institutions decides to sell in amounts large enough to cause a decline in world gold prices, the price of an Underlying ETF that invests in gold will be adversely affected.

Utilities Sector Risk. The utilities sector in general is subject to significant governmental regulation and review, which may result in limitations or delays with regard to changes in the rates that companies in this sector charge their customers. Other risk factors that may affect utility companies include the risk of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and safety regulations; difficulties in obtaining natural gas or other key inputs; risks related to the construction and operation of power plants; the effects of energy conservation and the effects of regulatory changes. Any of these factors could result in a material adverse impact on the Underlying ETF’s portfolio securities and the performance of the Underlying ETF.

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Information Regarding the Underlying Portfolios and Underlying ETFs

The following is additional information regarding certain of the Underlying Portfolios and Underlying ETFs in which each Portfolio currently may invest. If you would like more information about the Underlying Portfolios and Underlying ETFs, their Prospectuses and Statements of Additional Information are available by contacting your financial professional, or, with respect to the Underlying Portfolios, by accessing the documents online at www.axa-equitablefunds.com or contacting the Underlying Portfolios at:

AXA Premier VIP Trust

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

The Manager may add new Underlying Portfolios and Underlying ETFs or replace existing Underlying Portfolios and Underlying ETFs without notice or shareholder approval. The Manager’s selection of Underlying Portfolios and Underlying ETFs may have a positive or negative impact on its revenues and/or profits.

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
LARGE CAP EQUITIES
EQ/BlackRock Basic Value Equity Portfolio	Seeks to achieve capital appreciation and secondarily, income.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment value.	•Currency Risk •Equity Risk •Foreign Securities Risk •Investment Style Risk •Large-Cap Company Risk •Mid-Cap Company Risk
EQ/Boston Advisors Equity Income Portfolio	Seeks a combination of growth and income to achieve an above-average and consistent total return.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies.	•Currency Risk •Depositary Receipts Risk •Emerging Markets Risk •Equity Risk •Foreign Securities Risk •Large-Cap Company Risk
EQ/Common Stock Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies represented in the Russell 3000® Index (“Russell 3000”). The Russell 3000 is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market.	•Equity Risk •Index Strategy Risk •Large-Cap Company Risk •Mid-Cap and Small-Cap Company Risk

EQ Advisors Trust	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	25

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Davis New York Venture Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion. The Portfolio also has the flexibility to invest in companies whose shares may be subject to controversy and in foreign securities, including depositary receipts. The Portfolio may invest a significant portion of its assets in the financial services sector.	•Currency Risk •Depositary Receipts Risk •Equity Risk •Financial Services Sector Risk •Foreign Securities Risk •Headline Risk •Large-Cap Company Risk •Special Situations Risk
EQ/Equity 500 Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio will seek to hold all 500 securities in the S&P 500 Index in the exact weight each represents in that Index.	•Equity Risk •Index Strategy Risk •Large-Cap Company Risk
EQ/Equity Growth PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest up to 10% of its assets in exchange-traded funds that meet the investment criteria of the Portfolio. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Custom Benchmark Risk

•Derivatives Risk

•Equity Risk

•Exchange Traded Funds Risk

•Futures Contract Risk

•Index Strategy Risk

•Investment Style Risk

•Large-Cap Company Risk

•Leveraging Risk

•Mid-Cap Company Risk

•Short Position Risk

•Volatility Management Risk

EQ/Large Cap Core PLUS Portfolio	Seeks long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Currency Risk

•Custom Benchmark Risk

•Derivatives Risk

•Emerging Markets Risk

•Equity Risk

•Exchange Traded Funds Risk

•Foreign Securities Risk

•Futures Contract Risk

•Index Strategy Risk

•Large-Cap Company Risk

•Leveraging Risk

•Portfolio Turnover Risk

•Short Position Risk

•Volatility Management Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Growth Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Growth Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth Index. The Portfolio seeks to hold all securities in the Russell 1000 Growth Index in the exact weight each security represents in the Index.	•Equity Risk •Index Strategy Risk •Investment Style Risk •Large-Cap Company Risk
EQ/Large Cap Growth PLUS Portfolio	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Currency Risk

•Custom Benchmark Risk

•Derivatives Risk

•Emerging Markets Risk

•Equity Risk

•Exchange Traded Funds Risk

•Foreign Securities Risk

•Futures Contract Risk

•Index Strategy Risk

•Investment Style Risk

•Large-Cap Company Risk

•Leveraging Risk

•Portfolio Turnover Risk

•Short Position Risk

•Volatility Management Risk

EQ/Large Cap Value Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value Index.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Portfolio seeks to hold all securities in the Russell 1000 Value Index in the exact weight each represents in that Index, although in certain instances, a sampling approach may be utilized.	•Equity Risk •Index Strategy Risk •Investment Style Risk •Large-Cap Company Risk

EQ Advisors Trust	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	27

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Value PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial investments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest up to 10% of its assets in exchange-traded funds that meet the investment criteria of the Portfolio. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Custom Benchmark Risk

•Derivatives Risk

•Equity Risk

•Exchange Traded Funds Risk

•Futures Contract Risk

•Index Strategy Risk

•Investment Style Risk

•Large-Cap Company Risk

•Leveraging Risk

•Portfolio Turnover Risk

•Short Position Risk

•Volatility Management Risk

Multimanager Aggressive Equity Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated by the Manager among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index and the other portions of the Portfolio are actively managed. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Currency Risk

•Custom Benchmark Risk

•Derivatives Risk

•Equity Risk

•Emerging Markets Risk

•Foreign Securities Risk

•Futures Contract Risk

•Index Strategy Risk

•Large-Cap Company Risk

•Leverage Risk

•Short Position Risk

•Volatility Management Risk

Multimanager Large Cap Core Equity Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies within the range of the S&P 500 Index at the time of investment. The Portfolio’s assets normally are allocated by the Manager among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index and the other portions of the Portfolio are actively managed. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Custom Benchmark Risk

•Derivatives Risk

•Equity Risk

•Futures Contract Risk

•Index Strategy Risk

•Large-Cap Company Risk

•Leverage Risk

•Short Position Risk

•Volatility Management Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Large Cap Value Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies within the range of the Russell 1000 Index at the time of investment. The Portfolio’s assets normally are allocated by the Manager among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index and the other portions of the Portfolio are actively managed. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Custom Benchmark Risk

•Derivatives Risk

•Equity Risk

•Futures Contract Risk

•Index Strategy Risk

•Investment Style Risk

•Large-Cap Company Risk

•Leverage Risk

•Short Position Risk

•Volatility Management Risk

SMALL/MID CAP EQUITIES
EQ/AllianceBernstein Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies. Small capitalization companies mean companies with market capitalizations in the range of the Russell 2500 Index at the time of purchase. The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies that the Adviser believes to have favorable growth prospects.	•Equity Risk •Investment Style Risk •Portfolio Turnover Risk •Small-Cap Company Risk •Special Situations Risk
EQ/AXA Franklin Small Cap Value Core Portfolio	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies with market capitalizations under $3.5 billion at the time of purchase. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Custom Benchmark Risk

•Derivatives Risk

•Equity Risk

•Futures Contract Risk

•Index Strategy Risk

•Investment Style Risk

•Leveraging Risk

•Short Position Risk

•Small-Cap Company Risk

•Volatility Management Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/GAMCO Small Company Value Portfolio	Seeks to maximize capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. Small capitalization companies are companies with market capitalizations of $2.0 billion or less at the time of investment. The Adviser utilizes a value-oriented investment style.	•Currency Risk •Equity Risk •Foreign Securities Risk •Investment Style Risk •Small-Cap Company Risk
EQ/Mid Cap Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P MidCap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400 Index.	The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in equity securities in the S&P MidCap 400 Index. The Portfolio seeks to hold all 400 securities in the S&P MidCap 400 Index in the exact weight each represents in the Index, although, in certain instances, a sampling approach may be utilized.	•Equity Risk •Index Strategy Risk •Mid-Cap Company Risk
EQ/Mid Cap Value PLUS Portfolio	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Currency Risk

•Custom Benchmark Risk

•Derivatives Risk

•Emerging Markets Risk

•Equity Risk

•Exchange Traded Funds Risk

•Foreign Securities Risk

•Futures Contract Risk

•Index Strategy Risk

•Investment Style Risk

•Leveraging Risk

•Mid-Cap Company Risk

•Short Position Risk

•Volatility Management Risk

EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before the deduction of portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	•Equity Risk •Index Strategy Risk •Small-Cap Company Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Mid Cap Growth Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Mid-capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Index at the time of investment. The Portfolio’s assets normally are allocated by the Manager among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index and the other portions of the Portfolio are actively managed. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Custom Benchmark Risk

•Derivatives Risk

•Equity Risk

•Futures Contract Risk

•Index Strategy Risk

•Investment Style Risk

•Leverage Risk

•Mid-Cap Company Risk

•Short Position Risk

•Volatility Management Risk

Multimanager Mid Cap Value Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Mid-capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Index or the Russell Midcap Index at the time of investment. The Portfolio’s assets normally are allocated by the Manager among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index and the other portions of the Portfolio are actively managed. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Custom Benchmark Risk

•Derivatives Risk

•Equity Risk

•Futures Contract Risk

•Index Strategy Risk

•Investment Style Risk

•Leverage Risk

•Mid-Cap Company Risk

•Short Position Risk

•Volatility Management Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment. The Portfolio’s assets normally are allocated by the Manager among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index and the other portions of the Portfolio are actively managed. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Currency Risk

•Custom Benchmark Risk

•Depositary Receipts Risk

•Derivatives Risk

•Emerging Markets Risk

•Equity Risk

•Foreign Securities Risk

•Futures Contract Risk

•Index Strategy Risk

•Investment Style Risk

•Leverage Risk

•Portfolio Turnover Risk

•Small-Cap and Micro-Cap Company Risk

•Short Position Risk

•Volatility Management Risk

Multimanager Small Cap Value Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment. The Portfolio’s assets normally are allocated by the Manager among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index and the other portions of the Portfolio are actively managed. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Currency Risk

•Custom Benchmark Risk

•Depositary Receipts Risk

•Derivatives Risk

•Emerging Markets Risk

•Equity Risk

•Foreign Securities Risk

•Futures Contract Risk

•Index Strategy Risk

•Investment Style Risk

•Leverage Risk

•Portfolio Turnover Risk

•Small-Cap Company Risk

•Short Position Risk

•Volatility Management Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC REAL ESTATE INVESTMENT TRUSTS
iShares® Cohen & Steers Realty Majors Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index.	The objective of the Cohen & Steers Realty Majors Index is to represent relatively large and liquid real estate investment trusts (“REITs”) that may benefit from future consolidation and securitization of the U.S. real estate industry. The Fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing such securities. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.	•Concentration Risk •Equity Risk •Exchange Traded Funds Risk •Focused Portfolio Risk •General Investment Risks •Market Trading Risk •Real Estate Investing Risk
Vanguard REIT ETF	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the MSCI US REIT Index. The Fund intends to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.	•Concentration Risk •Exchange Traded Funds Risk •Focused Portfolio Risk •General Investment Risks •Real Estate Investing Risk
GLOBAL REAL ESTATE INVESTMENT TRUSTS
iShares® S&P Developed ex-U.S. Property Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex-U.S. Property Index.	The S&P Developed ex-U.S. Property Index is a free float-adjusted, market capitalization weighted index that defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the United States. The Fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing such securities. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.	•Concentration Risk •Equity Risk •Exchange Traded Funds Risk •Focused Portfolio Risk •Foreign Securities Risk •General Investment Risks •Real Estate Investing Risk
ALTERNATIVE INVESTMENTS
EQ/GAMCO Mergers and Acquisitions Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests primarily in equity securities of companies that the Adviser believes are likely acquisition targets within 12-18 months. In addition, the Portfolio may engage in arbitrage transactions by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

•Currency Risk

•Emerging Markets Risk

•Equity Risk

•Focused Portfolio Risk

•Foreign Securities Risk

•Large-Cap Company Risk

•Mid-Cap and Small-Cap Company Risk

•Portfolio Turnover Risk

•Special Situations Risk

EQ Advisors Trust	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	33

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Gold Trust	For the value of the shares to reflect, at any given time, the price of gold owned by the trust at that time, less the trust’s expenses and liabilities.	The trust is not actively managed. It does not engage in any activities designed to obtain a profit from, or to ameliorate losses caused by, changes in the price of gold. The trust receives gold deposited with it in exchange for the creation of baskets of shares, sells gold as necessary to cover the trust expenses and other liabilities and delivers gold in exchange for baskets of shares surrendered to it for redemption.	•Commodity Price Volatility Risk •Exchange Traded Funds Risk •General Investment Risks •Liquidity Risk •Increases in Hedging Activity Risk •Sales by the Official Sector Risk
iShares® Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production Index.	The Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market. The Fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing such securities. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.	•Concentration Risk •Equity Risk •Exchange Traded Funds Risk •Focused Portfolio Risk •General Investment Risks •Mid Cap and Small Cap Company Risk •Oil and Gas Sector Risk
iShares® S&P North American Natural Resources Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector Index.	The Index measures the performance of U.S.-traded stocks of natural resource related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging. The Fund will generally invest at least 90% of its assets in securities of the Index and in depositary receipts representing such securities.	•Concentration Risk •Equity Risk •Exchange Traded Funds Risk •Focused Portfolio Risk •Foreign Securities Risk •General Investment Risks •Natural Resources Sector Risk
iShares® Silver Trust	For the value of the shares to reflect, at any given time, the price of silver owned by the trust at that time, less the trust’s expenses and liabilities.	The trust is not actively managed. It does not engage in any activities designed to obtain a profit from, or to ameliorate losses caused by, changes in the price of silver. The trust receives silver deposited with it in exchange for the creation of baskets of shares, sells silver as necessary to cover the trust expenses and other liabilities and delivers silver in exchange for baskets of shares surrendered to it for redemption.	•Commodity Price Volatility Risk •Exchange Traded Funds Risk •General Investment Risks •Liquidity Risk •Increases in Hedging Activity Risk

34	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INTERNATIONAL/EMERGING MARKETS EQUITIES
EQ/Global Multi-Sector Equity Portfolio	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities (generally, equity securities of foreign companies, including emerging market equity securities). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Currency Risk

•Custom Benchmark Risk

•Depositary Receipts Risk

•Derivatives Risk

•Emerging Markets Risk

•Equity Risk

•Foreign Securities Risk

•Futures Contract Risk

•Index Strategy Risk

•Large-Cap Company Risk

•Leveraging Risk

•Portfolio Turnover Risk

•Short Position Risk

•Volatility Management Risk

EQ/International Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	The Portfolio invests primarily in foreign equity securities (or other financial instruments that derive their value from the securities of such companies.) The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Currency Risk

•Custom Benchmark Risk

•Derivatives Risk

•Equity Risk

•Exchange Traded Funds Risk

•Foreign Securities Risk

•Futures Contract Risk

•Index Strategy Risk

•Large-Cap Company Risk

•Leveraging Risk

•Mid-Cap and Small-Cap Company Risk

•Short Position Risk

•Volatility Management Risk

EQ/International ETF Portfolio	Seeks long-term capital appreciation.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in exchange traded securities of other investment companies (“ETFs”). The portfolio invests primarily in ETFs that, in turn, invest substantially all of their assets in equity securities of foreign companies of any size located in developed and emerging markets throughout the world.	•Currency Risk •Emerging Markets Risk •Equity Risk •Exchange Traded Funds Risk •Foreign Securities Risk

EQ Advisors Trust	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	35

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/International Value PLUS Portfolio	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed and one portion seeks to track the performance of a particular index. The active allocated portion seeks to invest in securities of foreign companies, including companies in emerging market countries that have a market capitalization in excess of $1 billion at the time of purchase. Approximately 10% of the Portfolio’s assets may be invested in exchange-traded funds that meet the investment criteria of the Portfolio. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Currency Risk

•Custom Benchmark Risk

•Derivatives Risk

•Emerging Markets Risk

•Equity Risk

•Exchange Traded Funds Risk

•Foreign Securities Risk

•Futures Contract Risk

•Index Strategy Risk

•Investment Style Risk

•Large-Cap Company Risk

•Leveraging Risk

•Short Position Risk

•Volatility Management Risk

EQ/MFS International Growth Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies, including emerging markets equity securities. The Portfolio may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region. The Adviser focuses on investing the Portfolio’s assets in the stocks of companies it believes to have above average earnings potential compared to other companies (i.e. growth companies).

•Currency Risk

•Depositary Receipts Risk

•Emerging Markets Risk

•Equity Risk

•Foreign Securities Risk

•Geographic Risk

•Investment Style Risk

•Large-Cap Company Risk

•Mid-Cap and Small-Cap Company Risk

•Portfolio Turnover Risk

36	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Templeton Global Equity Portfolio	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities (or other financial instruments that derive their value from such securities). The Portfolio’s assets are normally allocated among two distinct portions; one portion is actively managed and the other portion seeks to track the performance of a particular index or indices. The active allocated portion generally invests in equity securities of companies located anywhere in the world, including emerging markets. The index allocated portion is comprised of two strategies, which seek to track the performance (before fees and expenses) of the S&P 500 Index and the Morgan Stanley Capital International EAFE Index, respectively, each with minimal tracking error. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Credit Risk

•Currency Risk

•Custom Benchmark Risk

•Depositary Receipts Risk

•Derivatives Risk

•Emerging Markets Risk

•Equity Risk

•Foreign Securities Risk

•Futures Contract Risk

•Index Strategy Risk

•Interest Rate Risk

•Large-Cap Company Risk

•Leveraging Risk

•Mid-Cap Company Risk

•Short Position Risk

•Volatility Management Risk

Multimanager International Equity Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, including at least 65% of its total assets in equity securities of foreign companies (companies organized outside of the U.S. and that are traded in markets outside of the U.S.). The Portfolio’s assets normally are allocated by the Manager among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index and the other portions of the Portfolio are actively managed. The Portfolio also may invest in derivatives such as futures and options.

•Cash Management Risk

•Currency Risk

•Custom Benchmark Risk

•Derivatives Risk

•Emerging Markets Risk

•Equity Risk

•Foreign Securities Risk

•Futures Contract Risk

•Index Strategy Risk

•Large-Cap Company Risk

•Leverage Risk

•Mid-Cap and Small-Cap Company Risk

•Short Position Risk

•Volatility Management Risk

EQ Advisors Trust	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	37

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI EAFE Small Cap Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index.

The MSCI EAFE Small Cap Index represents the small-cap segment of the MSCI EAFE Index. The Fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing such securities. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•Equity Risk

•Exchange Traded Funds Risk

•Financial Sector Risk

•Focused Portfolio Risk

•Foreign Securities Risk

•General Investment Risks

•Industrials Sector Risk

•Market Trading Risk

•Privatization Risk

•Risks of Investing in Japan

•Small-Cap Company Risk

INVESTMENT GRADE BOND
EQ/AllianceBernstein Short-Term Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including U.S. Government securities and other debt securities included in the Barclays Intermediate U.S. Government/Credit Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities and financial instruments that derive their value from debt securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Adviser’s projection of interest rate movements.	•Credit Risk •Derivatives Risk •Exchange Traded Funds Risk •Index Strategy Risk •Interest Rate Risk •Investment Grade Securities Risk •Leveraging Risk •Liquidity Risk •Short Position Risk
EQ/AllianceBernstein Short-Term Government Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Intermediate U.S. Government Bond Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities issued by the U.S. Government and its agencies and instrumentalities and financial instruments that derive their value from such securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Adviser’s projection of interest rate movements.

•Credit Risk

•Derivatives Risk

•Exchange Traded Funds Risk

•Index Strategy Risk

•Interest Rate Risk

•Investment Grade Securities Risk

•Leveraging Risk

•Liquidity Risk

•Short Position Risk

•Zero Coupon and Pay-in-Kind Securities Risk

38	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Core Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Intermediate U.S. Government/Credit Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Intermediate Government Credit Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate and agency fixed-rate debt securities.	•Credit Risk •Exchange Traded Funds Risk •Index Strategy Risk •Interest Rate Risk •Investment Grade Securities Risk
EQ/Global Bond PLUS Portfolio	Seeks to achieve capital growth and current income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio may also invest in exchange-traded funds that meet the investment criteria of the Portfolio.

•Credit Risk

•Currency Risk

•Derivatives Risk

•Emerging Markets Risk

•Exchange Traded Funds Risk

•Foreign Securities Risk

•Index Strategy Risk

•Interest Rate Risk

•Investment Grade Securities Risk

•Junk Bonds or Lower Rated Securities Risk

•Leveraging Risk

•Mortgage-Backed and Asset-Backed Securities Risk

•Portfolio Turnover Risk

EQ/Intermediate Government Bond Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Intermediate U.S. Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Intermediate Government Bond Index, or other financial instruments that derive their value from those securities. The Intermediate Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $250 million outstanding, which may include zero-coupon securities.	•Credit Risk •Exchange Traded Funds Risk •Index Strategy Risk •Interest Rate Risk •Investment Grade Securities Risk •Zero Coupon and Pay-in-Kind Securities Risk

EQ Advisors Trust	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	39

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Money Market Portfolio	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 60 days or less.	•Banking Industry Sector Risk •Credit Risk •Foreign Securities Risk •Interest Rate Risk •Loan Participation and Assignments Risk •Money Market Risk •Mortgage-Backed and Asset-Backed Securities Risk
Multimanager Core Bond Portfolio	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. The Portfolio’s assets normally are allocated by the Manager among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index and the other portions of the Portfolio are actively managed. The Portfolio also may invest in derivatives such as futures and options.

•Affiliated Portfolio Risk

•Credit Risk

•Currency Risk

•Derivatives Risk

•Emerging Markets Risk

•Foreign Securities Risk

•Index Strategy Risk

•Interest Rate Risk

•Investment Grade Securities Risk

•Leverage Risk

•Mortgage-Backed and Asset-Backed Securities Risk

•New Fund Risk

•Portfolio Turnover Risk

•Risks of Investing in Other Investment Companies

•Short Position Risk

EQ/PIMCO Ultra Short Bond Portfolio	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	The Portfolio invests at least 80% of its net assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio may invest in investment grade U.S. dollar denominated securities of U.S. issuers that are rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The average portfolio duration of this Portfolio will vary based on the Adviser’s forecast for interest rates and will normally not exceed one year.

•Credit Risk

•Derivatives Risk

•Equity Risk

•Interest Rate Risk

•Investment Grade Securities Risk

•Leveraging Risk

•Loan Participation and Assignments Risk

•Mortgage-Backed and Asset-Backed Securities Risk

•Portfolio Turnover Risk

40	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Barclays TIPS Bond Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).	The Barclays U.S. TIPS Index (Series-L) measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Fund generally invests at least 90% of its assets in the bonds of the Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Index, but which the Fund’s investment adviser believes will help the Fund track the Index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.	•Exchange Traded Funds Risk •Fixed Income Risks •Focused Portfolio Risk •General Investment Risks •Market Trading Risk •U.S. Treasury Obligations Risk
iShares® JP Morgan USD Emerging Markets Bond Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index.	The JPMorgan EMBI Global Core Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The Fund generally invests at least 90% of its assets in the securities of the Index, or in securities not in the Index which the adviser believes will help the Fund track its Index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•Emerging Markets Risk

•Equity Risk

•Exchange Traded Funds Risk

•Fixed Income Risks

•Focused Portfolio Risk

•Foreign Securities Risk

•General Investment Risks

•Junk Bonds or Lower Rated Securities Risk

•Index Strategy Risk

•Market Trading Risk

•Small Cap Company Risk

•Sovereign Obligations Risk

HIGH YIELD BOND
SPDR® Barclays Capital High Yield Bond ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays High Yield Very Liquid Index.	Under normal market conditions, the Fund generally invests substantially all, but at least 80% of its total assets in the securities comprising the Index or in securities that the Fund’s investment adviser determines has economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund uses a sampling strategy in seeking to track the performance of the Index.	•Exchange Traded Funds Risk •Fixed Income Securities Risk •Focused Portfolio Risk •General Investment Risks •Junk Bonds or Lower Rated Securities Risk

EQ Advisors Trust	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	41

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
MULTI-SECTOR BOND
Multimanager Multi-Sector Bond Portfolio	Seeks to achieve high total return through a combination of current income and capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds, including investment grade bonds and bonds that are rated below investment grade (so called “junk bonds”). The Portfolio’s assets normally are allocated by the Manager among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses and including reinvestment of coupon payments) of a particular index and the other portions of the Portfolio are actively managed.

•Credit Risk

•Currency Risk

•Derivatives Risk

•Emerging Markets Risk

•Foreign Securities Risk

•Index Strategy Risk

•Interest Rate Risk

•Investment Grade Securities Risk

•Leverage Risk

•Junk Bonds or Lower Rated Securities Risk

•Mortgage-Backed and Asset-Backed Securities Risk

•Portfolio Turnover Risk

•Short Position Risk

42	More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

3. Management of the Trust

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among seventy-two (72) Portfolios, sixty-three (63) of which have authorized Class IA, Class IB and Class K shares and the remaining nine (9) of which are only authorized to issue Class IB and Class K shares. This Prospectus describes the Class IB and Class K shares of two (2) Portfolios. Each Portfolio has its own investment objective, investment strategies and risks, which have been previously described in this Prospectus. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”) for the Trust’s Class IA and Class IB shares.

The Manager

FMG LLC, 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. FMG LLC, is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly-owned subsidiary of AXA Equitable. AXA Equitable is a wholly-owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. FMG LLC serves as the investment adviser to mutual funds and other pooled investment vehicles, and had approximately $82 billion in assets under management as of December 31, 2011.

The Manager has a variety of responsibilities for the general management and administration of the Trust and day-to-day management of the Portfolios. In addition to its managerial responsibilities, the Manager is responsible for determining the asset allocation range for each Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for each Portfolio, the Manager will periodically establish specific percentage targets for each asset category and identify each Underlying Portfolio and Underlying ETF to be held by each Portfolio using the Manager’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets. The Manager also will rebalance each Portfolio’s holdings through its selection of Underlying Portfolios and Underlying ETFs as deemed necessary to bring the asset allocation of each Portfolio back into alignment with its asset allocation range and target investment percentages. The portfolio managers that are jointly and primarily responsible for the day-to-day management of the Portfolio are: Kenneth T. Kozlowski, CFP®, CLU, ChFC, Alwi Chan, CFA®, and Xavier Poutas, CFA®.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Senior Vice President of FMG LLC since May 2011 and as Senior Vice President of AXA Equitable from September 2011 to present. He served as Vice President of AXA Equitable from February 2001 to August 2011. He has served as Vice President of the Trust from June 2010 to present. Since 2003 Mr. Kozlowski has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC and for the All Asset Growth — Alt 20 Portfolio (formerly the All Asset Allocation Portfolio) since September 2005. Mr. Kozlowski served as Chief Financial Officer of the Trust from December 2002 to June 2007.

Alwi Chan, CFA® has served as Vice President of FMG LLC since May 2011 and as Vice President of AXA Equitable since February 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as Vice President of the Trust since 2007.

Xavier Poutas, CFA® has served as an assistant portfolio manager of FMG LLC since May 2011 and as Assistant Vice President of AXA Equitable since November 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for the funds of funds currently managed by FMG LLC.

Information about each portfolio manager’s compensation, other accounts he manages and his ownership of securities in the Portfolios is available in the Trust’s SAI.

While the day-to-day management of each Portfolio currently is provided by the Manager, the Manager may hire investment sub-advisers Advisers to provide day-to-day portfolio management for the Portfolios in the future. The Manager is responsible for overseeing Advisers and recommending their hiring, termination and replacement to the Board of Trustees. The Manager has been granted relief by the SEC to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Board of Trustees and has discretion to allocate a Portfolio’s assets among its current Advisers when applicable. If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as Alliance Bernstein L.P., unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with respect to each Portfolio will be available in the Trust’s initial Semi-Annual and Annual Reports to Shareholders for the periods ended June 30 and December 31.

EQ Advisors Trust	Management of the Trust	43

Management Fees

Each Portfolio pays a fee to the Manager for management services. The Portfolios have not operated for a full fiscal year. The contractual rate of the management fee (as a percentage of each Portfolio’s average daily net assets) payable by the Portfolio are:

Portfolios	Annual Rate
All Asset Moderate Growth — Alt 15	0.10%
All Asset Aggressive — Alt 25	0.10%

FMG LLC also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by FMG LLC include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio pays FMG LLC an asset-based fee at an annual rate of 0.15% on the first $15 billion of the Portfolio’s total average daily net assets; 0.125% on the next $5 billion of the Portfolio’s average daily net assets; 0.10% on average daily net assets thereafter; plus an additional $32,500 annually for the Portfolio. As noted in the prospectus for each Underlying Portfolio, FMG LLC and, in certain cases, an affiliate may serve as investment manager, investment adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with each Portfolio. In this connection, the Manager’s selection of Underlying Portfolio’s may have a positive or negative effect on its revenues and/or profits.

Expense Limitation Agreement

In the interest of limiting until April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of the Portfolios listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the annual operating expenses of the Portfolios listed below (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) to the following respective expense ratios:

Expense Limitation Provisions

	Total Expenses Limited to (% of average daily net assets)
Portfolios	Class K Shares	Class IB Shares
All Asset Moderate Growth — Alt 15 Portfolio	0.10%	0.35%
All Asset Aggressive — Alt 25 Portfolio	0.10%	0.35%

The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of a Portfolio’s expense ratio and such reimbursements do not exceed a Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments or waivers made, a Portfolio will be charged such lower expenses. The Manager’s selection of Underlying Portfolios may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC. The lawsuit was filed derivatively on behalf of eight funds: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; EQ/Intermediate Government Bond Index; EQ/Large Cap Value PLUS Portfolio; EQ/Global Multi-Sector Equity Portfolio; EQ/Mid Cap Value PLUS Portfolio; and EQ/GAMCO Small Company Value Portfolio. The lawsuit sought recovery under Section 36(b) of the 1940 Act for alleged excessive fees paid to AXA Equitable and the Manager (the “Defendants”) for investment management services. The Plaintiff sought recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses, and reserves the right to seek punitive damages where applicable. In October 2011, the Defendants filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an amended complaint asserting a claim under Section 36(b) and new claims under (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged unreasonable management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. In the amended complaint, the Plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witness, and reserves the right to seek punitive damages where applicable. The Defendants filed a motion to dismiss the amended complaint in December 2011. In February 2012, the Plaintiff filed her opposition to the motion. In March 2012, the Defendants filed a reply memorandum.

44	Management of the Trust	EQ Advisors Trust

On November 1, 2010, the Trust was named as a defendant and a putative member of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust as holder of publicly-traded shares of Tribune Company, which was a component of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

On August 24, 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). This Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses. The Noteholder Suit has been consolidated with a number of related lawsuits filed by the Noteholders around the country into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

With respect to the AXA Premier VIP Trust, Multimanager Large Cap Core Equity Portfolio and the Multimanager Large Cap Value Portfolio are named as defendants in the Noteholder Suit and as putative members of the proposed defendant class of shareholders in the Committee’s suit (and named separately in the Committee’s suit, in the event it is not certified as a class action). The amounts paid to the Multimanager Large Cap Core Equity Portfolio and the Multimanager Large Cap Value Portfolio in connection with the public tender offers were approximately $1,768,000 and $3,359,200, respectively.

The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio and the EQ/Mid Cap Value PLUS Portfolio are named as defendants in the Noteholder Suits and as putative members of the proposed defendant class of shareholders in the Committee’s suit (and named separately in the Committee’s suit, in the event it is not certified as a class action). The amounts paid to the EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio and the EQ/Mid Cap Value PLUS Portfolio in connection with the public tender offers were approximately $1,740,800, $1,122,000 and $2,992,000, respectively. The lawsuits allege no misconduct by the Trust or the Portfolios. The Portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolios, the payment of such judgments or settlements could have an adverse effect on each Portfolio’s net asset value.

EQ Advisors Trust	Management of the Trust	45

4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IB shares and Class K shares. AXA Distributors, LLC (“AXA Distributors”) serves as the distributor for the Class IB and Class K shares of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. AXA Distributors is an affiliate of FMG LLC. AXA Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares (“Distribution Plan”). Under the Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate AXA Distributors for promoting, selling and servicing shares of the Portfolios. The maximum distribution and/or service (12b-1) fee for each Portfolio’s Class IB shares is equal to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. Because these fees are paid out of each Portfolio’s assets on an ongoing basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The distributor may receive payments from certain Advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributor also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

46	Fund Distribution Arrangements	EQ Advisors Trust

5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Each Portfolio reserves the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for the Portfolio to make cash payments as determined in the sole discretion of FMG LLC.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of a Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest a significant portion of their assets in foreign securities (e.g., Multimanager International Equity Portfolio, EQ/International Small Cap PLUS Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/International Equity Index Portfolio, EQ/MFS International Growth Portfolio, EQ/International Value PLUS Portfolio, EQ/International Core PLUS, EQ/International ETF Portfolio and iShares MSCI Emerging Markets Index Fund), the securities of small- and mid-capitalization companies (e.g., Multimanager Mid Cap Growth Portfolio, EQ/AllianceBernstein Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio,) or high-yield securities (e.g. EQ/High Yield Bond Portfolio, SPDR Barclays Capital High Yield Bond ETF), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly, including Contractholders whose accounts are held through omnibus accounts. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which FMG LLC and its affiliates, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on the ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If FMG LLC, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, FMG LLC or an affiliate may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. FMG LLC or an affiliate may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, FMG LLC or an affiliate may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

EQ Advisors Trust	Buying and Selling Shares	47

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in the Portfolio. The Trust aggregates inflows or outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, FMG LLC or an affiliate sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, FMG LLC or an affiliate may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, FMG LLC or an affiliate currently will restrict the availability of voice, fax and automated transaction services. FMG LLC or an affiliate currently will apply such action for the remaining life of each affected Contract. Because FMG LLC or an affiliate exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although Contractholders who have engaged in disruptive transfer activity currently receive letters notifying them of FMG LLC or an affiliate’s intention to restrict access to communication services, such letters may not continue to be provided in the future. Consistent with seeking to discourage potentially disruptive transfer activity, FMG LLC, or an affiliate thereof or the Trust also may, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants. The above policies and procedures do not apply to transfers, purchases and redemptions of shares of Portfolios of the Trust by funds of funds managed by FMG LLC.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

48	Buying and Selling Shares	EQ Advisors Trust

6. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities
Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio may have net asset value changes on days when shares cannot be purchased or sold because it invests in Underlying Portfolios and Underlying ETFs that may invest heavily in foreign securities which sometimes trade on days when the Portfolio’s shares are not priced.

Shares of the Underlying Portfolios held by a Portfolio are valued at their respective net asset values. Shares of the Underlying ETFs held by a Portfolio are valued at their most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price. Generally, other portfolio securities and assets of a Portfolio as well as portfolio securities and other assets held by the Underlying Portfolios and Underlying ETFs are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities — based upon pricing service valuations.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, the security will be valued using the fair value procedures by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — for exchange traded options, last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last settlement price or, if there is no sale, latest available bid price.

•

Investment Company Securities — shares of open-end mutual funds (other than ETFs) held by a portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Securities and assets for which market quotations are not readily available, for which valuation cannot be provided or for which events or circumstances occuring after the close of the relevant market or exchange materially affect their value are valued pursuant to the fair value procedures in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes will reflect fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that a Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s net asset value by those traders.

EQ Advisors Trust	How Portfolio Shares are Priced	49

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

Tax Consequences

Each Portfolio is treated as a separate corporation, and intends to qualify each taxable year to be treated as a regulated investment company, for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. To comply with all these requirements may, from time to time, necessitate a Portfolio’s disposition of one or more investments when it might not otherwise do so. A regulated investment company that satisfies the federal tax requirements is not taxed at the entity (Portfolio) level to the extent it passes through its net income and net realized gains to its shareholders by making distributions. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if a Portfolio does have any federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holds foreign currencies, could be subject to foreign taxes that would reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements), because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a ”look-through” rule in determining whether the Contracts indirectly funded by the Portfolio meet the investment diversification rules for separate accounts. If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. FMG LLC, in its capacity as the Manager and the administrator of the Trust, therefore carefully monitors each Portfolio’s compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

50	Dividends and Other Distributions and Tax Consequences	EQ Advisors Trust

8. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Derivative — A financial instrument whose value and performance are based on the value and performance of another underlying asset, reference rate or index.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to- earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

EQ Advisors Trust	Glossary of Terms	51

9. Financial Highlights

Since the Portfolios are new financial highlights are not available for the Portfolios. Financial performance information will be available in the Prospectus after the Portfolios have been in operation for one full calendar year.

52	Financial Highlights	EQ Advisors Trust

If you would like more information about the Portfolios, the following documents (including a copy of this Prospectus) are available at the Trust’s website: www.axa-equitablefunds.com, free of charge.

Annual and Semi-Annual Reports — Include more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that significantly affected the Portfolios’ performance during the most recent fiscal period.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a Portfolio’s SAI and/or Annual and Semi-Annual Report, request other information about a Portfolio, or make shareholder inquiries contact your financial professional, or the Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-1520

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2012 EQ Advisors Trust